Summary of Fair Value Assumptions (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Disclosure Of Issued Capital [Abstract]
Risk-free interest rate	1.90%	4.11%	4.55%	1.39%
Expected life (years)	2 years 11 months 4 days	2 years 10 months 17 days	1 year 4 months 13 days	2 years 10 months 13 days
Expected volatility	42.12%	55.88%	41.83%	47.99%
Expected dividend yield	0.65%	0.00%	1.72%	0.14%
Estimated forfeiture rate	1.72%	0.83%	13.33%	0.05%